(Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Select Growth Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund)	Class A	Class B	Class C	Class R		Institutional Class
Management fees	0.74%	0.74%	0.74%	0.74%		0.74%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.60%		none
Other expenses	0.36%	0.36%	0.36%	0.36%		0.36%
Total annual fund operating expenses	1.35%	2.10%	2.10%	1.70%		1.10%
Fee waivers and expense reimbursements				(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%	2.10%	2.10%	1.60%		1.10%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of the Fund's average daily net assets from August 28, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors (as described under "Purchase and redemption of Fund shares").

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class R shares, this example reflects the net operating expenses with the Rule 12b-1 fee waiver for the contractual period and the total operating expenses without waivers for years 2 through 10. For Class A, Class B, Class C, and Institutional Class shares, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	978	1,272	2,105
Class B	613	933	1,354	2,240
Class C	313	658	1,129	2,431
Class R	163	526	914	2,000
Institutional Class	112	350	606	1,340

Expense Example, No Redemption (Delaware Select Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	658	1,129	2,240
Class C	213	658	1,129	2,431

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The portfolio managers will consider companies of any size or market capitalization. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. They also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk ��� The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual total return table below. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)	[1]

As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 11.61%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.96% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011	[1]
Average Annual Total Returns (Delaware Select Growth Fund)	Label	1 Year	5 Years	10 years or lifetime	Lifetime
Class A		1.25%	4.14%	3.82%
Class A return after taxes on distributions		1.25%	4.14%	3.82%
Class A return after taxes on distributions and sale of Fund shares		0.81%	3.56%	3.32%
Class B		2.64%	4.23%	3.80%
Class C		5.64%	4.60%	3.65%
Class R	(Lifetime: 6/2/03���12/31/11)	7.17%	5.12%		7.36%
Institutional Class		7.70%	5.65%	4.70%
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)		2.18%	2.46%	2.74%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

[1]	Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

(Delaware Select Growth Fund)
What is the Fund's investment objective?
Delaware Select Growth Fund seeks long-term capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Select Growth Fund)	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Select Growth Fund)	Class A	Class B	Class C	Class R		Institutional Class
Management fees	0.74%	0.74%	0.74%	0.74%		0.74%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.60%		none
Other expenses	0.36%	0.36%	0.36%	0.36%		0.36%
Total annual fund operating expenses	1.35%	2.10%	2.10%	1.70%		1.10%
Fee waivers and expense reimbursements				(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%	2.10%	2.10%	1.60%		1.10%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of the Fund's average daily net assets from August 28, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors (as described under "Purchase and redemption of Fund shares").

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class R shares, this example reflects the net operating expenses with the Rule 12b-1 fee waiver for the contractual period and the total operating expenses without waivers for years 2 through 10. For Class A, Class B, Class C, and Institutional Class shares, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Select Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	705	978	1,272	2,105
Class B	613	933	1,354	2,240
Class C	313	658	1,129	2,431
Class R	163	526	914	2,000
Institutional Class	112	350	606	1,340

Expense Example, No Redemption (Delaware Select Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	213	658	1,129	2,240
Class C	213	658	1,129	2,431

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The portfolio managers will consider companies of any size or market capitalization. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. They also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk ��� The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Select Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual total return table below. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)	[1]

As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 11.61%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.96% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2011	[1]
Average Annual Total Returns (Delaware Select Growth Fund)	Label	1 Year	5 Years	10 years or lifetime	Lifetime
Class A		1.25%	4.14%	3.82%
Class A return after taxes on distributions		1.25%	4.14%	3.82%
Class A return after taxes on distributions and sale of Fund shares		0.81%	3.56%	3.32%
Class B		2.64%	4.23%	3.80%
Class C		5.64%	4.60%	3.65%
Class R	(Lifetime: 6/2/03���12/31/11)	7.17%	5.12%		7.36%
Institutional Class		7.70%	5.65%	4.70%
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)		2.18%	2.46%	2.74%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

[1]	Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Delaware Select Growth Fund))	0 Months Ended
Sep. 12, 2012
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00% [1]
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00% [1]
Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Select Growth Fund))	0 Months Ended
Sep. 12, 2012
Class A
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	1.35%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Class B
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.10%
Class C
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.10%
Institutional Class
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.36%
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Class R
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.36%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.10%) [1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of the Fund's average daily net assets from August 28, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors (as described under "Purchase and redemption of Fund shares").

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Select Growth Fund), Class A)	0 Months Ended
Sep. 12, 2012
(Delaware Select Growth Fund) | Class A
Bar Chart Table:
Annual Return 2002	(32.85%)
Annual Return 2003	37.97%
Annual Return 2004	7.98%
Annual Return 2005	17.21%
Annual Return 2006	1.28%
Annual Return 2007	9.62%
Annual Return 2008	(44.30%)
Annual Return 2009	56.96%
Annual Return 2010	26.25%
Annual Return 2011	7.42%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Select Growth Fund))	0 Months Ended
Sep. 12, 2012
Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 years or lifetime	2.74%
Class A
Average Annual Return:
1 Year	1.25%
5 Years	4.14%
10 years or lifetime	3.82%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.25%
5 Years	4.14%
10 years or lifetime	3.82%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.81%
5 Years	3.56%
10 years or lifetime	3.32%
Class B
Average Annual Return:
1 Year	2.64%
5 Years	4.23%
10 years or lifetime	3.80%
Class C
Average Annual Return:
1 Year	5.64%
5 Years	4.60%
10 years or lifetime	3.65%
Institutional Class
Average Annual Return:
1 Year	7.70%
5 Years	5.65%
10 years or lifetime	4.70%
Class R
Average Annual Return:
Label	(Lifetime: 6/2/03���12/31/11)
1 Year	7.17%
5 Years	5.12%
Lifetime	7.36%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS III
Central Index Key	dei_EntityCentralIndexKey	0000763749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 12, 2012
Prospectus Date	rr_ProspectusDate	Sep 12, 2012
(Delaware Select Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Select Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class R shares, this example reflects the net operating expenses with the Rule 12b-1 fee waiver for the contractual period and the total operating expenses without waivers for years 2 through 10. For Class A, Class B, Class C, and Institutional Class shares, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The portfolio managers will consider companies of any size or market capitalization. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential or dominance of a profitable niche market, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. They also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. Holdings are generally sold for the following reasons: a better idea is found (that is, the stock is "crowded out" of the portfolio); an unexpected, negative fundamental change, including change in investment strategy; the holding's valuation becomes stretched past fair value; or portfolio construction considerations.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates ��� Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk ��� The risk that all or a majority of the securities in a certain market ��� such as the stock or bond market ��� will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Issuer concentration risk ��� The portfolio generally holds 40 to 60 securities although, from time to time, the portfolio may hold fewer or more securities depending on our assessment of the investment opportunities available. This allows us to focus on the potential of those particular issuers, but it also means that the Fund may be more volatile than those funds that hold a greater number of securities.

Company size risk ��� The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk ��� The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk ��� The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Foreign risk ��� The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk ��� The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Counterparty risk ��� The risk that a counterparty to a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk ��� The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Select Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual total return table below. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)	[3]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 11.61%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 23.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.96% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011	[3]
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Select Growth Fund) | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.74%
(Delaware Select Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Annual Return 2002	rr_AnnualReturn2002	(32.85%)
Annual Return 2003	rr_AnnualReturn2003	37.97%
Annual Return 2004	rr_AnnualReturn2004	7.98%
Annual Return 2005	rr_AnnualReturn2005	17.21%
Annual Return 2006	rr_AnnualReturn2006	1.28%
Annual Return 2007	rr_AnnualReturn2007	9.62%
Annual Return 2008	rr_AnnualReturn2008	(44.30%)
Annual Return 2009	rr_AnnualReturn2009	56.96%
Annual Return 2010	rr_AnnualReturn2010	26.25%
Annual Return 2011	rr_AnnualReturn2011	7.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2012, the Fund's Class A shares had a calendar year-to-date return of 11.61%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 23.21% for the quarter ended June 30, 2009
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -24.96% for the quarter ended December 31, 2008
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.96%)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.82%
(Delaware Select Growth Fund) | Class A | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.82%
(Delaware Select Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.81%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.32%
(Delaware Select Growth Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,240
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.80%
(Delaware Select Growth Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.65%
(Delaware Select Growth Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.70%
(Delaware Select Growth Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,000
Label	rr_AverageAnnualReturnLabel	(Lifetime: 6/2/03���12/31/11)
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	5.12%
Lifetime	rr_AverageAnnualReturnSinceInception	7.36%
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[2]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of the Fund's average daily net assets from August 28, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors (as described under "Purchase and redemption of Fund shares").
[3]	Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.